Filed Pursuant to Rule 497(e)
                                                     1933 Act File No. 333-29289
                                                      1940 Act File No. 811-8255

                      THE WORLD FUNDS, INC. (the "Company")
                          CSI Equity Fund (the "Fund")
                          Supplement Dated March 6, 2006
                                to the Prospectus
                              Dated January 3, 2006

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

     1. Effective March 6, 2006 through December 31, 2006, Class A Shares of the Fund will be offered without the imposition of a front-end sales charge. The two percent (2%) deferred sales charge imposed on the proceeds of Class A Shares redeemed within 360 days of purchase will remain in effect.


                      PLEASE RETAIN FOR FUTURE REFERENCE